Rate Matters - West Companies (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress			$ 4,393,900	$ 4,120,700
AEP Texas Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress			836,200	835,700
Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress			94,000	111,300
Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress			199,300	$ 233,200
AEP Texas Interim Transmission and Distribution Rates [Member]
Public Utilities, General Disclosures [Line Items]
AEP Texas Cumulative Revenues Subject to Review			1,000,000
Net Increase in Transmission Rates			22,000
Increase in Transmission Rates Due to Capital Investments			46,000
Reduction In Transmission Rates Due To Tax Reform			24,000
Net Decrease In DCRF			24,000
Increase in Distribution Rates Due to Capital Investments			19,000
Refund for Current Year Tax Reform Rate Change			21,000
Refund for Excess ADIT Associated with Certain Depreciable Property			10,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements			12,000
AEP Texas Interim Transmission and Distribution Rates [Member] | AEP Texas Inc. [Member]
Public Utilities, General Disclosures [Line Items]
AEP Texas Cumulative Revenues Subject to Review			1,000,000
Net Increase in Transmission Rates			22,000
Increase in Transmission Rates Due to Capital Investments			46,000
Reduction In Transmission Rates Due To Tax Reform			24,000
Net Decrease In DCRF			24,000
Increase in Distribution Rates Due to Capital Investments			19,000
Refund for Current Year Tax Reform Rate Change			21,000
Refund for Excess ADIT Associated with Certain Depreciable Property			10,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements			12,000
Hurricane Harvey and Texas Storm Cost Securitization [Member]
Public Utilities, General Disclosures [Line Items]
Annual Recovery of Storm Costs through Base Rates			1,000
AEP Texas Total Deferred Storm-Related Costs			152,000
AEP Texas Hurricane Harvey Deferred Storm-Related Costs			128,600
AEP Texas Hurricane Harvey Capital Restoration Costs Incurred			219,100
AEP Texas Hurricane Harvey O&M Restoration Costs Incurred			136,900
AEP Texas Hurricane Harvey Total Restoration Costs Incurred			356,000
AEP Texas Hurricane Harvey Incremental O&M Costs			(129,800)
AEP Texas Hurricane Harvey Incremental Deferred O&M Costs			129,800
AEP Texas Hurricane Harvey Insurance Proceeds Received Relating to Capital			(12,700)
AEP Texas Hurricane Harvey Insurance Proceeds Received Relating to Regulatory Assets			(1,200)
AEP Texas Hurricane Harvey Storm Insurance Proceeds Received			(13,900)
AEP Texas Hurricane Harvey Storm-Capital Expenditures, Net			206,400
AEP Texas Hurricane Harvey Total O&M Storm Costs, Net			7,100
AEP Texas Hurricane Harvey Total Storm Costs, Net			342,100
Determination of System Restoration Costs for Total Estimated Storm Costs			424,600
Determination of System Restoration Costs for Total Estimated Storm Costs Net of Offsets			369,600
Amount of Permanent Storm Restoration Reduction			5,000
Amount of Disallowed Charges not Directly Related to Storm Restoration			4,000
Amount of Disallowed Charges due to Additional Insurance Proceeds Received			5,100
Total Estimated Hurricane Harvey Storm Costs - DSRC			356,000
Estimated Hurricane Harvey Carrying Costs - DSRC			31,500
Estimated Litigation Costs - DSRC			600
Non-Hurricane Harvey Storm Restoration Costs - DSRC			36,500
Tax Credit - DSRC			(800)
Insurance Proceeds - DSRC			(8,700)
Excess ADIT - DSRC	[1]		(45,500)
Settlement Agreement Adjustments - DSRC			(10,600)
Incremental Insurance Proceeds Received			(5,100)
Total Estimated Storm Costs Per Settlement Agreement - DSRC			353,900
Amount of Securitization Request for Distribution Related Assets			247,000
Amount of Transmission Related Assets to be Recovered at a Later Time			107,000
Hurricane Harvey and Texas Storm Cost Securitization [Member] | AEP Texas Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Annual Recovery of Storm Costs through Base Rates			1,000
AEP Texas Total Deferred Storm-Related Costs			152,000
AEP Texas Hurricane Harvey Deferred Storm-Related Costs			128,600
AEP Texas Hurricane Harvey Capital Restoration Costs Incurred			219,100
AEP Texas Hurricane Harvey O&M Restoration Costs Incurred			136,900
AEP Texas Hurricane Harvey Total Restoration Costs Incurred			356,000
AEP Texas Hurricane Harvey Incremental O&M Costs			(129,800)
AEP Texas Hurricane Harvey Incremental Deferred O&M Costs			129,800
AEP Texas Hurricane Harvey Insurance Proceeds Received Relating to Capital			(12,700)
AEP Texas Hurricane Harvey Insurance Proceeds Received Relating to Regulatory Assets			(1,200)
AEP Texas Hurricane Harvey Storm Insurance Proceeds Received			(13,900)
AEP Texas Hurricane Harvey Storm-Capital Expenditures, Net			206,400
AEP Texas Hurricane Harvey Total O&M Storm Costs, Net			7,100
AEP Texas Hurricane Harvey Total Storm Costs, Net			342,100
Determination of System Restoration Costs for Total Estimated Storm Costs			424,600
Determination of System Restoration Costs for Total Estimated Storm Costs Net of Offsets			369,600
Amount of Permanent Storm Restoration Reduction			5,000
Amount of Disallowed Charges not Directly Related to Storm Restoration			4,000
Amount of Disallowed Charges due to Additional Insurance Proceeds Received			5,100
Total Estimated Hurricane Harvey Storm Costs - DSRC			356,000
Estimated Hurricane Harvey Carrying Costs - DSRC			31,500
Estimated Litigation Costs - DSRC			600
Non-Hurricane Harvey Storm Restoration Costs - DSRC			36,500
Tax Credit - DSRC			(800)
Insurance Proceeds - DSRC			(8,700)
Excess ADIT - DSRC	[1]		(45,500)
Settlement Agreement Adjustments - DSRC			(10,600)
Incremental Insurance Proceeds Received			(5,100)
Total Estimated Storm Costs Per Settlement Agreement - DSRC			353,900
Amount of Securitization Request for Distribution Related Assets			247,000
Amount of Transmission Related Assets to be Recovered at a Later Time			107,000
ETT Interim Transmission Rates [Member]
Public Utilities, General Disclosures [Line Items]
Reduction In Transmission Rates Due To Tax Reform			28,000
Refund for Current Year Tax Reform Rate Change			$ 11,000
Parent Equity Ownership Interest in ETT			50.00%
AEP Share of ETT Cumulative Revenues Subject to Review			$ 884,000
2018 Oklahoma Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase			$ 88,000
Requested Return on Common Equity			10.30%
Amount Of Increased Depreciation Expense Requested			$ 13,000
Amount of Increase Related to Increased Storm Expense Amortization			7,000
2018 Oklahoma Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase			$ 88,000
Requested Return on Common Equity			10.30%
Amount Of Increased Depreciation Expense Requested			$ 13,000
Amount of Increase Related to Increased Storm Expense Amortization			7,000
Oklahoma Tax Reform [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Current Year Tax Reform Rate Change			3,000
Refund for Excess ADIT Associated with Certain Depreciable Property			353,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements			72,000
Oklahoma Tax Reform [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Current Year Tax Reform Rate Change			3,000
Refund for Excess ADIT Associated with Certain Depreciable Property			353,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements			72,000
2012 Texas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
2013 Reversal of Previously Recorded Regulatory Disallowances			114,000
Resulting Approved Base Rate Increase			$ 52,000
Texas Jurisdictional Share of Turk Plant			33.00%
2012 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
2013 Reversal of Previously Recorded Regulatory Disallowances			$ 114,000
Resulting Approved Base Rate Increase			$ 52,000
Texas Jurisdictional Share of Turk Plant			33.00%
2012 Texas Base Rate Case [Member] | Turk Generating Plant [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net			$ 1,500,000
2012 Texas Base Rate Case [Member] | Turk Generating Plant [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net			$ 1,500,000
2016 Texas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Return on Common Equity			10.00%
Requested Net Increase in Texas Annual Revenues			$ 69,000
Approved Net Increase in Texas Annual Revenues			50,000
Approved Additional Vegetation Management Expenses			2,000
Impairment Charge Total			19,000
Impairment Charge Welsh Plant, Unit 2			7,000
Impairment Charge Disallowed Plant Investments			12,000
Additional Revenues Recognized to be Surcharged to Customers			32,000
Additional Recognized Expenses Consisting Primarily of Depreciation and Vegetation Management			7,000
Proposed Revenue Reduction Due to Tax Reform			18,000
Approved Reduction in Residential Rates Due to Tax Reform			$ 8,000
Approved Return on Common Equity			9.60%
2016 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Return on Common Equity			10.00%
Requested Net Increase in Texas Annual Revenues			$ 69,000
Approved Net Increase in Texas Annual Revenues			50,000
Approved Additional Vegetation Management Expenses			2,000
Impairment Charge Total			19,000
Impairment Charge Welsh Plant, Unit 2			7,000
Impairment Charge Disallowed Plant Investments			12,000
Additional Revenues Recognized to be Surcharged to Customers			32,000
Additional Recognized Expenses Consisting Primarily of Depreciation and Vegetation Management			7,000
Proposed Revenue Reduction Due to Tax Reform			18,000
Approved Reduction in Residential Rates Due to Tax Reform			$ 8,000
Approved Return on Common Equity			9.60%
Texas Tax Reform [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Current Year Tax Reform Rate Change			$ 10,000
Texas Tax Reform [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Current Year Tax Reform Rate Change			10,000
2015 Louisiana Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase			14,000
2015 Louisiana Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase			14,000
2017 Louisiana Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase			31,000
Resulting Approved Base Rate Increase			31,000
2017 Louisiana Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase			31,000
Resulting Approved Base Rate Increase			31,000
2018 Louisiana Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Current Year Tax Reform Rate Change			11,000
Requested Annual Increase			28,000
Adjusted Requested Annual Increase			18,000
2018 Louisiana Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Current Year Tax Reform Rate Change			11,000
Requested Annual Increase			28,000
Adjusted Requested Annual Increase			18,000
Welsh Plant - Environmental Impact [Member] | Welsh Plant, Units 1 and 3 [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net			629,000
Projected Capital Costs			550,000
Construction Work in Progress			399,000
Total Amount Of Recovery Requested Related To Louisiana Retail Jurisdictional Share Of Environmental Costs			131,000
Total Amount of Recovery Requested Related to Arkansas Retail Jurisdictional Share of Environmental Costs			79,000
Amount of LPSC Approved Eligible Welsh Plant Environmental Control Deferrals			10,000
Amount of LPSC Approved Eligible Welsh Plant Environmental Control Deferred Unrecognized Equity			5,000
Welsh Plant - Environmental Impact [Member] | Welsh Plant, Units 1 and 3 [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net			629,000
Projected Capital Costs			550,000
Construction Work in Progress			399,000
Total Amount Of Recovery Requested Related To Louisiana Retail Jurisdictional Share Of Environmental Costs			131,000
Total Amount of Recovery Requested Related to Arkansas Retail Jurisdictional Share of Environmental Costs			79,000
Amount of LPSC Approved Eligible Welsh Plant Environmental Control Deferrals			10,000
Amount of LPSC Approved Eligible Welsh Plant Environmental Control Deferred Unrecognized Equity			5,000
Arkansas Tax Reform [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Current Year Tax Reform Rate Change			7,000
Refund for Excess ADIT Associated with Certain Depreciable Property			66,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements			11,000
Refund Due to Tax Reform			655
Arkansas Tax Reform [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Current Year Tax Reform Rate Change			7,000
Refund for Excess ADIT Associated with Certain Depreciable Property			66,000
Refund for Excess ADIT Not Subject to Rate Normalization Requirements			11,000
Refund Due to Tax Reform			$ 655
FERC Transmission Complaint - AEP SPP Participants [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity			10.70%
Intervenor Recommended Return on Common Equity			8.36%
Second Intervenor Recommended Return on Common Equity			8.71%
FERC SWEPCo Power Supply Agreements Complaint [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity			11.10%
Intervenor Recommended Return on Common Equity			8.41%
Agreed Upon Return on Common Equity			10.10%
Agreed Upon One-Time Billing Credit			$ 287
Subsequent Event [Member] | 2018 Oklahoma Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Staff Recommended Annual Increase		$ 57,000
Staff Recommended Return on Common Equity		9.00%
Oklaunion Power Station Estimated Net Book Value at Retirement		$ 49,000
Intervenor Recommended Refund of SPP Rider		9,000
Subsequent Event [Member] | 2018 Oklahoma Base Rate Case [Member] | Minimum [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Annual Increase		$ (6,000)
Intervenor Recommended Return on Common Equity		9.30%
Subsequent Event [Member] | 2018 Oklahoma Base Rate Case [Member] | Maximum [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Annual Increase		$ 34,000
Intervenor Recommended Return on Common Equity		9.36%
Subsequent Event [Member] | 2018 Oklahoma Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Staff Recommended Annual Increase		$ 57,000
Staff Recommended Return on Common Equity		9.00%
Oklaunion Power Station Estimated Net Book Value at Retirement		$ 49,000
Intervenor Recommended Refund of SPP Rider		9,000
Subsequent Event [Member] | 2018 Oklahoma Base Rate Case [Member] | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Annual Increase		$ (6,000)
Intervenor Recommended Return on Common Equity		9.30%
Subsequent Event [Member] | 2018 Oklahoma Base Rate Case [Member] | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Annual Increase		$ 34,000
Intervenor Recommended Return on Common Equity		9.36%

[1]	(a)Amount represents Non-Hurricane Harvey Excess ADIT that is not subject to rate normalization requirements.